Amortized Cost and Fair Value of Debt Securities by Contractual Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Available for sale Amortized Cost
Due in one year or less	$ 21,092
Due after one year through five years	26,169
Due after five years through ten years	25,426
Due after ten years	14,744
Total debt securities	87,431
Available for sale fair value
Due in one year or less	21,284
Due after one year through five years	26,777
Due after five years through ten years	26,765
Due after ten years	15,376
Total debt securities	$ 90,202